Private Placement (Details Narrative) - Private Placement [Member]	Feb. 11, 2022 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction | shares	532,500
Sale of stock, price per share | $ / shares	$ 10.00
Proceeds from issuance of private placement | $	$ 5,325,000